Revenues from Contracts with Customers (Tables)	6 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the six and three months ended September 30, 2021 and 2022 are as follows;

	Millions of yen	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Revenues from contracts with customers	¥595,111	¥693,599
Other revenues *	646,423	671,217

Total revenues	¥1,241,534	¥1,364,816

	Millions of yen	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Revenues from contracts with customers	¥301,299	¥359,235
Other revenues *	331,422	347,768

Total revenues	¥632,721	¥707,003

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2022 and September 30, 2022.

	Millions of yen
	March 31, 2022	September 30, 2022
Trade Notes, Accounts and Other Receivable	¥174,667	¥171,244
Contract assets (Included in Other Assets)	13,802	23,036
Contract liabilities (Included in Other Liabilities)	32,978	30,678